Share Based Compensation (RSU Remaining Expense) (Details) (Restricted shares [Member], USD $)	Dec. 31, 2014
Restricted shares [Member]
Share-based Compensation Arrangement, Restricted Shares [Line Items]
RSU, Year One	$ 2,569,000
RSU, Year Two	1,845,000
RSU, Year Three	209,000
RSU, Year Four	0
Total Unrecognized Expense	$ 4,623,000